NET FINANCE COST	6 Months Ended
Jun. 30, 2026
NET FINANCE COST
NET FINANCE COST	NET FINANCE COST

	For the three months ended June 30,		For the six months ended June 30,
In millions	2026	2025	2026	2025
Interest expense
Interest expense on lease liabilities	$(11.9)	$(7.9)	$(21.5)	$(15.2)
Interest expense on interest bearing debt	(0.9)	(22.0)	(12.3)	(36.6)
Interest expense related to pension liabilities	(0.3)	(0.1)	(0.5)	(0.2)
Interest expense on derivatives & other	(6.9)	—	(10.6)	—
	(20.0)	(30.0)	(44.9)	(52.0)

Foreign currency exchange (losses)/gains, net & other finance costs
Exchange rate (losses)/gains	(6.6)	8.6	(13.1)	14.5
Other finance cost	(9.7)	(1.9)	(11.0)	(3.9)
	(16.3)	6.7	(24.1)	10.6

Loss on debt extinguishment	—	—	(50.5)	—

Interest income	5.4	1.4	8.1	2.9
Net finance cost	$(30.9)	$(21.9)	$(111.4)	$(38.5)